Stock-Based Compensation - Legacy MariaDB Stock Options Plans (Details) - shares			6 Months Ended
	Jul. 04, 2022	Dec. 08, 2017	Mar. 31, 2023	Mar. 31, 2022
Stock-Based Compensation
Number of shares granted			123,280
2017 Plan and 2017 US Plan
Stock-Based Compensation
Number of shares granted			65,098	114,082
2017 Plan and 2017 US Plan | Tranche one
Stock-Based Compensation
Vesting period		4 years
Vesting rights (as a percent)		25.00%
2017 Plan and 2017 US Plan | Maximum
Stock-Based Compensation
Award term		10 years
2022 US Plan
Stock-Based Compensation
Number of shares granted			58,182
2022 US Plan | Tranche one
Stock-Based Compensation
Vesting rights (as a percent)	25.00%
2022 US Plan | Maximum
Stock-Based Compensation
Award term	10 years